SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2024
LOBO BVI [Member]
Date of incorporation	October, 2021
Place of incorporation	BVI
Percentage of effective ownership, percentage	100.00%
Principal Activities	Holding company
LOBO HK [Member]
Date of incorporation	November, 2021
Place of incorporation	HK
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
LOBO MATRIX [Member]
Date of incorporation	September, 2024
Place of incorporation	BVI
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
LOBO Scientific [Member]
Date of incorporation	November, 2024
Place of incorporation	U.S.
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
Jiangsu LOBO [Member]
Date of incorporation	November, 2021
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	WFOE, a holding company
Beijing LOBO [Member]
Date of incorporation	August, 2014	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership, percentage	100.00%	[1]
Principal Activities	Domestic sales and outsourcing special models of e-bicycle and UVT	[1]
Tianjin LOBO [Member]
Date of incorporation	October, 2021
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO [Member]
Date of incorporation	May, 2019	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership, percentage	100.00%	[1]
Principal Activities	Software development for automotive electronics	[1]
Wuxi Jinbang [Member]
Date of incorporation	October, 2002	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership, percentage	85.00%	[1]
Principal Activities	Production of electric bicycles and electric moped	[1]
Tianjin Bibosch [Member]
Date of incorporation	March, 2022
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Foreign sales of e-bicycle and UVT
Wuxi Zella [Member]
Date of incorporation	August, 2024
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Trade agency company

[1]	The Company has disposed or has plan to dispose the subsidiaries. See details below.